CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (84,619)	$ (195,928)	$ (166)
Adjustments to reconcile net loss to net cash used in operating activities of continuing operations:
Depreciation and amortization	1,681	787	5
Impairment of goodwill		143,655
Loss from the disposal of property and equipment		8
Fair value change of warrants	(316)	(1,995)
Share-based compensation	39,310	41,589
Foreign currency exchange (gain) loss	(139)	432	(86)
Impairment of prepaid expenses and other current assets	22,921	4,216
Provision for dealership settlement	15,134	11,142
Provision for sales incentive	1,638
Gain on disposal of subsidiaries	(1,578)
Financial expenses	1,103
Interest expenses of convertible note in interest method	683	22
Changes in operating assets and liabilities:
Inventories	373	(404)
Prepayment for vehicle purchase and other current assets	355	(6,121)	(437)
Amount due from related parties		326	(509)
Accounts payable	(38)	(111)
Advances from customers	(390)	(318)	326
Accrued expenses and other current liabilities	1,984	1,287	1
Short-term lease liabilities	(98)	(31)
Amount due to related parties		25	(269)
Income tax payable	(398)	(684)
Net cash used in operating activities	(2,394)	(2,103)	(1,135)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment, net	59
Purchase of intangible assets		(32)	(290)
Cash acquired on reverse acquisition		4,299
Cash disposed on disposal of subsidiaries	(97)
Net cash (used in) provided by investing activities	(156)	4,267	(290)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrant	4,717
Proceeds from convertible note	2,000	2,000
Cash paid for offering cost	(1,976)
Capital contribution	665		8,095
Capital divestment			(5,963)
Net cash provided by financing activities	5,406	2,000	2,132
Effect of exchange rate changes on cash and cash equivalents	(1,017)	492	(104)
Net changes in cash and cash equivalents	1,839	4,656	603
Cash and cash equivalents at beginning of year	5,263	607	4
Cash and cash equivalents at end of year	7,102	5,263	$ 607
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest expense paid	(362)	(23)
Income tax paid	(26)
NON-CASH ACTIVITIES:
Net assets acquired on reverse acquisition		161,760
Issuance of Series F preferred shares in connection a disposal of subsidiaries	$ (24,593)
Vesting of restricted shares award		1
Obtaining right-of-use assets in exchange for operating lease liabilities		$ 515